Financial risk management	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of Derivatives

	As at December 31, 2025	As at December 31, 2024
	€m	€m
Forward foreign exchange contracts	4.9	21.2
Total assets	4.9	21.2
Cross Currency Interest Rate Swaps	(108.9)	(42.3)
Interest Rate Swaps	(0.9)	(3.3)
Forward foreign exchange contracts	(21.8)	(15.2)
Total liabilities	(131.6)	(60.8)
Total	(126.7)	(39.6)